Offerings - Offering: 1	Jun. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0000001 par value per share, reserved for issuance pursuant to the Registrant's 2025 Equity Incentive Plan
Amount Registered | shares	80,000,000
Proposed Maximum Offering Price per Unit	62.63
Maximum Aggregate Offering Price	$ 5,010,400,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 767,092.24
Offering Note	Reflects shares of Class A common stock reserved for issuance pursuant to future awards under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Class A common stock ("Class A common stock") that become issuable under the 2025 Plan, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A common stock. Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $62.63 per share, which is the average of the high and low prices of Class A common stock, as reported on the New York Stock Exchange, on June 18, 2025.